SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2019
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

26. SEGMENTED INFORMATION

During the years ended November 30, 2019 and 2018, the Company had two offices: a head-office in Vancouver, BC, and Majesco’s office in New York, New York.  In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. The Company has determined it had one reportable operating segment during the year ended November 30, 2019:  the investment in video games.  During the year ended November 30, 2018, the Company had two reportable operating segments:  the investment in the production of films and the investment in video games

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2019.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	429,236	429,236
Cost of sales	-	(1,985,804)	(1,985,804)
Operating expenses	-	(445,396)	(445,396)
Other expenses	-	195,726	195,726
Taxes	-	1,659	1,659
Segment loss	-	(1,804,579)	(1,804,579)

Corporate expenses:
Operating expenses			(5,401,319)
Other expenses			(580,335)
Tax recovery			160,917
Foreign currency translation			12,775
Total corporate expenses			(5,807,962)

Comprehensive loss for the year			(7,612,541)

Capital expenditures:
Equipment	-	125,143	125,143

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2018.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	687,381	687,381
Cost of sales	-	(758,749)	(758,749)
Operating expenses	-	(318,682)	(318,682)
Other expenses	(442,585)	(153,206)	(595,791)
Taxes	-	(1,621)	(1,621)
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other expenses			(4,753,687)
Foreign currency translation			398,892
Total corporate expenses			(6,113,879)

Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883

Revenue derived in the Company’s video games segment is earned from a large number of customers located throughout the world.  No one customer exceeds 5% of the Company’s sales.